World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
March 31, 2014

Dates Covered
Collections Period	03/01/14 - 03/31/14
Interest Accrual Period	03/17/14 - 04/14/14
30/360 Days	30
Actual/360 Days	29
Distribution Date	04/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/14	629,579,028.04	39,817
Yield Supplement Overcollateralization Amount at 02/28/14	9,432,636.60	0
Receivables Balance at 02/28/14	639,011,664.64	39,817
Principal Payments	28,136,559.74	1,298
Defaulted Receivables	1,272,306.85	59
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/14	8,881,586.40	0
Pool Balance at 03/31/14	600,721,211.65	38,460

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	6,774,498.15	565
Past Due 61-90 days	1,324,522.07	84
Past Due 91 + days	541,088.55	28
Total	8,640,108.77	677

Total 31+ Delinquent as % Ending Pool Balance	1.44%

Recoveries	811,459.31

Aggregate Net Losses/(Gains) - March 2014	460,847.54

Overcollateralization Target Amount	27,032,454.52
Actual Overcollateralization	27,032,454.52

Weighted Average APR	3.66%
Weighted Average APR, Yield Adjusted	4.50%
Weighted Average Remaining Term	49.94

Flow of Funds	$ Amount

Collections	30,740,276.89
Advances	727.11
Investment Earnings on Cash Accounts	753.08
Servicing Fee	(532,509.72)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	30,209,247.36

Distributions of Available Funds
(1) Class A Interest	290,713.40
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	526,760.13
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	27,032,454.52
(7) Distribution to Certificateholders	2,341,468.13
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	30,209,247.36

Servicing Fee	532,509.72
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 03/17/14	601,247,971.78
Principal Paid	27,559,214.65
Note Balance @ 04/15/14	573,688,757.13

Class A-1
Note Balance @ 03/17/14	0.00
Principal Paid	0.00
Note Balance @ 04/15/14	0.00
Note Factor @ 04/15/14	0.0000000%

Class A-2
Note Balance @ 03/17/14	217,356,971.78
Principal Paid	27,559,214.65
Note Balance @ 04/15/14	189,797,757.13
Note Factor @ 04/15/14	69.0173662%

Class A-3
Note Balance @ 03/17/14	270,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/14	270,000,000.00
Note Factor @ 04/15/14	100.0000000%

Class A-4
Note Balance @ 03/17/14	94,934,000.00
Principal Paid	0.00
Note Balance @ 04/15/14	94,934,000.00
Note Factor @ 04/15/14	100.0000000%

Class B
Note Balance @ 03/17/14	18,957,000.00
Principal Paid	0.00
Note Balance @ 04/15/14	18,957,000.00
Note Factor @ 04/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	308,564.58
Total Principal Paid	27,559,214.65
Total Paid	27,867,779.23

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	77,886.25
Principal Paid	27,559,214.65
Total Paid to A-2 Holders	27,637,100.90

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3413737
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.4895332
Total Distribution Amount	30.8309069

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2832227
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	100.2153260
Total A-2 Distribution Amount	100.4985487

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	19.11
Noteholders' Principal Distributable Amount	980.89

Account Balances	$ Amount

Advances
Balance as of 02/28/14	79,001.86
Balance as of 03/31/14	79,728.97
Change	727.11

Reserve Account
Balance as of 03/17/14	2,311,742.39
Investment Earnings	58.90
Investment Earnings Paid	(58.90)
Deposit/(Withdrawal)	-
Balance as of 04/15/14	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39